Segment and Geographic Information - Summary of Property and Equipment, Net by Geographic Location (Parenthetical) (Detail) $ in Millions	Sep. 30, 2017 USD ($)
United States [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Construction costs	$ 26.1